Debt (Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 840
2022	329
2023	203
2024	459
2025	364
2026 and thereafter	10,637
Total	12,832	$ 13,662
Finance leases	74	134
Total debt	$ 12,906	$ 13,796